Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000088645
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class AAA
C000002904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class C
Average Annual Return, Percent	26.98%	7.98%	7.37%
C000034316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class I
C000002902
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class A
Average Annual Return, Percent	21.46%	7.47%	7.52%
Without Sales Load [Member] | C000088645
Average Annual Return [Line Items]
Average Annual Return, Percent	28.88%	8.75%	8.16%
Without Sales Load [Member] | C000002904
Average Annual Return [Line Items]
Average Annual Return, Percent	27.98%	7.98%	7.37%
Without Sales Load [Member] | C000034316
Average Annual Return [Line Items]
Average Annual Return, Percent	29.47%	9.25%	8.62%
Without Sales Load [Member] | C000002902
Average Annual Return [Line Items]
Average Annual Return, Percent	28.87%	8.76%	8.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%